Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
5. Property and Equipment
Property and equipment consist of the following:

	December 31,
(in thousands)	2020	2019
Software	$106,250	$126,796
Computer hardware	69,428	76,558
Leasehold improvements	32,584	54,293
Furniture, fixtures, and other	16,736	28,868

Total property and equipment	224,998	286,515
Less: accumulated depreciation	(144,982)	(171,825)

Total property and equipment, net	$80,016	$114,690